Organization and Summary of Significant Agreement	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Summary of Significant Agreements
Organization and Summary of Significant Agreements
(a) Organization of Business and Nature of Business
EnLink Midstream Partners, LP (formerly known as Crosstex Energy, L.P.) (the “Partnership”) is a publicly traded Delaware limited partnership formed in 2002. Our common units are traded on the NYSE under the symbol “ENLK.” Our business activities are conducted through our subsidiary, EnLink Midstream Operating, LP (formerly known as Crosstex Energy Services, L.P.), a Delaware limited partnership (the “Operating Partnership”), and the subsidiaries of the Operating Partnership.
EnLink Midstream GP, LLC (formerly known as Crosstex Energy GP, LLC), a Delaware limited liability company, is our general partner (the “General Partner”). Our General Partner manages our operations and activities. Our General Partner is an indirect wholly-owned subsidiary of EnLink Midstream, LLC (“ENLC”). ENLC’s units are traded on the New York Stock Exchange under the symbol “ENLC.” Devon Energy Corporation (“Devon”) owns ENLC's managing member and common units which represent approximately 70% of the outstanding limited liability company interests in ENLC.
Effective as of March 7, 2014, the Operating Partnership acquired (the “Acquisition”) 50% of the outstanding equity interests in EnLink Midstream Holdings, LP (“Midstream Holdings”) and all of the outstanding equity interests in EnLink Midstream Holdings GP, LLC, the general partner of Midstream Holdings, in exchange for the issuance by the Partnership of 120,542,441 units of limited partnership interests in the Partnership. At the same time, EnLink Midstream, Inc. (formerly known as Crosstex Energy, Inc.) (“EMI”), the entity that directly owns our General Partner, became a wholly-owned subsidiary of ENLC (together with the Acquisition, the “business combination”). Prior to the drop downs described below, Acacia Natural Gas Corp I, Inc. ("Acacia"), a wholly-owned subsidiary of ENLC, owned the remaining 50% of the outstanding equity interests in Midstream Holdings. In this report, the term “Midstream Holdings” is sometimes used to refer to EnLink Midstream Holdings, LP itself or to EnLink Midstream Holdings, LP together with EnLink Midstream Holdings GP, LLC and their subsidiaries.
On February 17, 2015, the Partnership acquired a 25% limited partner interest in Midstream Holdings (the “ February Transferred Interests”) from Acacia in a drop down transaction (the “February EMH Drop Down”). On May 27, 2015, the Partnership acquired the remaining 25% interest in Midstream Holdings (the "May Transferred Interests" and, together with the February Transferred Interests, the "Transferred Interests") from Acacia in a drop down transaction (the "May EMH Drop Down" and, together with the February EMH Drop Down, the "EMH Drop Downs") as described in Note (3)-Acquisitions. In addition, on April 1, 2015, the Partnership acquired the Victoria Express Pipeline and related truck terminal and storage assets from Devon (the "VEX Interests") as described in Note (3)-Acquisitions.
Due to ENLC's control of the Partnership through its ownership and control of the General Partner, and Devon's control of the Partnership through its ownership of the managing member of ENLC, the acquisitions are considered a transfer of net assets under common control. As such, the Partnership’s historical financial statements previously filed with the SEC have been recast in this Current Report on Form 8-K to include the results attributable to the Transferred Interests and VEX Interests from March 7, 2014, the date these entities were under common control.
The consolidated financial statements for periods prior to the Partnership’s acquisition of the assets from ENLC and Devon have been prepared from ENLC’s and Devon's historical cost-basis accounts for the acquired assets and may not necessarily be indicative of the actual results of operations that would have occurred if the Partnership had owned the acquired assets during the periods reported. Net income attributable to the assets acquired from ENLC and Devon for periods prior to the Partnership’s acquisition is allocated to the General Partner.
(b) Nature of Business
The Partnership primarily focuses on providing midstream energy services, including gathering, transmission, processing, fractionation, brine services and marketing, to producers of natural gas, natural gas liquids (“NGLs”), crude oil and condensate. We connect the wells of natural gas producers in our market areas to our gathering systems, process natural gas for the removal of NGLs, fractionate NGLs into purity products and market those products for a fee, transport natural gas and ultimately provide natural gas to a variety of markets. We purchase natural gas from natural gas producers and other supply sources and sell that natural gas to utilities, industrial consumers, other marketers and pipelines. We operate processing plants that process gas transported to the plants by major interstate pipelines or from our own gathering systems under a variety of fee-based arrangements. We provide a variety of crude oil and condensate services, which include crude oil and condensate gathering and transmission via pipelines, barges, rail and trucks, condensate stabilization and brine disposal. We also have crude oil and condensate terminal facilities that provide access for crude oil and condensate producers to premium markets. Our gas gathering systems consist of networks of pipelines that collect natural gas from points near producing wells and transport it to larger pipelines for further transmission. Our transmission pipelines primarily receive natural gas from our gathering systems and from third party gathering and transmission systems and deliver natural gas to industrial end-users, utilities and other pipelines. We also have transmission lines that transport NGLs from east Texas and from our south Louisiana processing plants to our fractionators in south Louisiana. Our crude oil and condensate gathering and transmission systems consist of trucking facilities, pipelines, rail and barge facilities that, in exchange for a fee, transport oil from a producer site to an end user. Our processing plants remove NGLs and CO2 from a natural gas stream and our fractionators separate the NGLs into separate NGL products, including ethane, propane, iso-butane, normal butane and natural gasoline.